Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions
Related Party Transactions

Note 20. Related Party Transactions

The Company transacts with certain entities or persons that have ownership in the Company, and/or for which our co-founder and Chief Executive Officer Scott Ford, our co-founder and Chairman, Joe Ford, or close family members of the Fords, have ownership interests in. As such, these persons and entities are deemed related parties.

In connection with the acquisition of S&D on February 28, 2020, certain affiliates of BBH were issued equity of the Company at which time BBH became a related party.

The consolidated financial statements reflect the following transactions with related parties:

(Thousands)	September 30, 2022	December 31, 2021
Short-term related party debt:
Brown Brothers Harriman(1)	$—	$34,199

Subordinated related party debt:
Wooster Capital(2)	—	9,800
Jo Ellen Ford(1)	—	3,500
Total	$—	$13,300

	Three Months Ended September 30,		Nine Months Ended September 30,
(Thousands)	2022	2021	2022	2021
Interest expense, net:
Brown Brothers Harriman(1)	—	358	541	936
Wooster Capital(2)	207	152	503	449
Jo Ellen Ford(1)	33	54	139	160
Westrock Finance, LLC(2)	—	98	—	290
Total	$240	$662	$1,183	$1,835
(1)	Related through common ownership
(2)	Related through common ownership and management

In connection with the acquisition of S&D in February 2020, the Company entered into a Management Services Agreement with Westrock Group, LLC (“Westrock Group”), which expires February 2023. Under the terms of the agreement Westrock Group will be paid $10.0 million in return for financial, managerial, operational, and strategic services. The associated expense is recorded within selling, general and administrative expense in our Condensed Consolidated Statements of Operations. The Company recognized $0.8 million and $2.5 million of such expenses during the three and nine months ended, respectively, for both September 30, 2022 and 2021. In addition, the Company reimburses Westrock Group for the usage of a corporate aircraft, and its portion of shared office space. For the three and nine months ended September 30, 2022, the Company incurred expenses of $0.3 million and $1.0 million, respectively, for such items, which are recorded in selling, general and administrative expenses on our Condensed Consolidated Statements of Operations. For the three and nine months ended September 30, 2021, the Company incurred expenses of $0.2 million and $0.5 million, respectively, for such items. At September 30, 2022 and December 31, 2021, we had payables to Westrock Group of $0.1 million and $0.2 million, respectively, reported within accrued expenses and other current liabilities on our Condensed Consolidated Balance Sheets.

Note 23. Related Party Transactions

The company transacts with certain entities or persons that have ownership in the Company, and/or for which our co-founder and Chief Executive Officer Scott Ford, our co-founder and Chairman, Joe Ford, or close family members of the Fords, have ownership interests in. As such, these persons and entities are deemed related parties.

In connection with the acquisition of S&D on February 28, 2020, certain affiliates of Brown Brothers Harriman (“BBH”) were issued Common Equivalent Preferred Units, at which time BBH was deemed to be a related party.

The consolidated financial statements reflect the following transactions with related parties:

(Thousands)	December 31, 2021	December 31, 2020
Short-term related party debt:
Brown Brothers Harriman(1)	$34,199	$26,316

Subordinated related party debt:
Wooster Capital(2)	9,800	9,800
Jo Ellen Ford(2)	3,500	3,500
Westrock Finance, LLC(2)	—	4,280
Total	$13,300	$17,580

	Year Ended	Year Ended
(Thousands)	December 31, 2021	December 31, 2020
Selling, general and administrative expense
Westrock Group, LLC(1)	$3,333	$2,778

Interest expense, net:
Brown Brothers Harriman(1)	1,393	1,509
Wooster Capital(2)	599	498
Jo Ellen Ford(2)	214	178
Westrock Finance, LLC(2)	423	460
Total	$2,629	$2,645
(1)	Related through common ownership and management
(2)	Related through common ownership

In connection with the acquisition of S&D, the Company entered into a Management Services Agreement with Westrock Group, LLC (“Westrock Group”), which expires February 2023. Under the terms of the agreement Westrock Group will be paid $10.0 million in return for financial, managerial, operational, and strategic services. The associated expense is recorded within Selling, general and administrative expense in our Consolidated Statements of Operations. In addition, the Company reimburses Westrock Group for the usage of a corporate aircraft, and its portion of shared office space. For the years ended December 31, 2021 and 2020, the Company incurred expenses of $0.8 million and $1.5 million, respectively, for such items, which are recorded in selling, general and administrative expenses on our Consolidated Statements of Operations. At December 31, 2020, we had payables to Westrock Group of $0.2 million reported within accrued expenses and other current liabilities on our Consolidated Balance Sheets. Refer to Note 13 for discussion of terms of related party debt arrangements.